Financial Instruments and Fair Value Measurements - Non Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Non-Recurring measurements:
Long-lived assets held and used	$ 0	$ 0
Total	0	0
Significant Other Observable Inputs (Level 2)
Non-Recurring measurements:
Long-lived assets held and used	10,500	71,000
Total	10,500	71,000
Unobservable Inputs (Level 3)
Non-Recurring measurements:
Long-lived assets held and used	0	0
Total	0	0
Impairment loss
Non-Recurring measurements:
Long-lived assets held and used	(38,148)	(43,490)
Total	$ (38,148)	$ (43,490)